Valuation And Qualifying Accounts	12 Months Ended
Dec. 31, 2012
Valuation And Qualifying Accounts [Abstract]
Valuation And Qualifying Accounts
ELBIT SYSTEMS LTD. AND SUBSIDIARIES

Schedule II – Valuation and Qualifying Accounts

(In thousands of U.S. dollars)

	Column A	Column B	Column C	Column D	Column E
Description	Balance at Beginning of Period	Additions (Charged to Costs and Expenses)	Deductions (Write-Offs and Actual Losses Incurred)	Additions Resulting from Acquisitions	Balance at End of Period
Year Ended December 31, 2012:
Provisions for Losses on Long-Term Contracts (*)	196,980	32,996	100,761	–	129,215
Provisions for Claims and Potential Contractual Penalties and Others	8,236	648	2,038	–	6,846
Allowance for Doubtful Accounts	6,861	2,865	598	–	9,128
Valuation Allowance on Deferred Taxes	1,302	3,395	1,169	–	3,528

Year Ended December 31, 2011:
Provisions for Losses on Long-Term Contracts (*)	136,070	104,560	43,650	–	196,980
Provisions for Claims and Potential Contractual Penalties and Others	6,618	2,160	542	–	8,236
Allowance for Doubtful Accounts	11,215	56	4,410	–	6,861
Valuation Allowance on Deferred Taxes	160	1,302	160	–	1,302

Year Ended December 31, 2010:
Provisions for Losses on Long-Term Contracts (*)	136,341	35,443	36,360	646	136,070
Provisions for Claims and Potential Contractual Penalties and Others	5,864	1,262	1,103	595	6,618
Allowance for Doubtful Accounts	7,885	904	349	2,775	11,215
Valuation Allowance on Deferred Taxes (**)	34,776	–	34,616	–	160

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*
An amount of  $74,407, $74,509 and $64,065 as of December 31, 2010, 2011 and 2012, respectively, is presented as a deduction from inventories, and an amount of $61,663, $122,471 and $65,150 as of December 31, 2010, 2011 and 2012, respectively, is presented as part of other accrued expenses in the category of "Cost Provisions and Other." An amount of $57,189 and $18,467 as of December 31, 2011 and 2012, respectively, is presented as other accrued expenses and is related to the cessation of  a program with a foreign customer, of which $13,300 was included in long-term liabilities.

**	An amount of $21,500 was deducted as a result of a prior year adjustment.